LOANS (Details 5) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	$ 9,549	$ 15,208
Loans Receivable, Recorded Investment, Loans Not Past Due	238,478	233,953
Loans Receivable, Recorded Investment, Total	248,027	249,161
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	3,901	9,941
Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	5,648	5,267
Residential Real Estate One To Four Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	8,362	13,541
Loans Receivable, Recorded Investment, Loans Not Past Due	183,359	182,840
Loans Receivable, Recorded Investment, Total	191,721	193,381
Residential Real Estate One To Four Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	3,233	9,060
Residential Real Estate One To Four Family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	5,129	4,481
Residential Real Estate Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	16,621	14,002
Loans Receivable, Recorded Investment, Total	16,621	14,002
Residential Real Estate Multi Family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Multi Family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	343
Loans Receivable, Recorded Investment, Loans Not Past Due	3,780	1,779
Loans Receivable, Recorded Investment, Total	3,780	2,122
Residential Real Estate Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Residential Real Estate Construction [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	343
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	606	364
Loans Receivable, Recorded Investment, Loans Not Past Due	1,415	1,998
Loans Receivable, Recorded Investment, Total	2,021	2,362
Land [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	262	364
Land [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	344	0
Farm [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	1,567	1,644
Loans Receivable, Recorded Investment, Total	1,567	1,644
Farm [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Farm [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Non residential real estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	530	771
Loans Receivable, Recorded Investment, Loans Not Past Due	21,588	21,174
Loans Receivable, Recorded Investment, Total	22,118	21,945
Non residential real estate [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	388	396
Non residential real estate [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	142	375
Commercial and industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	88
Loans Receivable, Recorded Investment, Loans Not Past Due	1,782	1,992
Loans Receivable, Recorded Investment, Total	1,782	2,080
Commercial and industrial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	88
Commercial and industrial [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans on deposits [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	2,262	2,564
Loans Receivable, Recorded Investment, Total	2,262	2,564
Loans on deposits [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans on deposits [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	20	33
Loans Receivable, Recorded Investment, Loans Not Past Due	5,457	5,326
Loans Receivable, Recorded Investment, Total	5,477	5,359
Home equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	33
Home equity [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	20	0
Unsecured [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	31	68
Loans Receivable, Recorded Investment, Loans Not Past Due	574	570
Loans Receivable, Recorded Investment, Total	605	638
Unsecured [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	18	0
Unsecured [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	13	68
Automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Loans Receivable, Recorded Investment, Loans Not Past Due	73	64
Loans Receivable, Recorded Investment, Total	73	64
Automobile [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	0	0
Automobile [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Receivable, Recorded Investment, Total Past Due	$ 0	$ 0